Property, Plant and Equipment, Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment, Net
Balance at beginning of the period	$ 85,719,810	$ 86,783,572
Additions	18,708,491	16,759,566	$ 27,941,585
Balance at end of the period	87,342,530	85,719,810	86,783,572
Buildings and Land
Property, Plant and Equipment, Net
Balance at beginning of the period	9,738,262	9,625,819
Balance at end of the period	9,696,408	9,738,262	9,625,819
Technical Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	51,431,033	50,329,375
Balance at end of the period	55,062,909	51,431,033	50,329,375
Satellite Transponders
Property, Plant and Equipment, Net
Balance at beginning of the period	5,681,419	6,248,873
Balance at end of the period	5,113,964	5,681,419	6,248,873
Furniture and Fixtures
Property, Plant and Equipment, Net
Balance at beginning of the period	563,142	471,139
Balance at end of the period	555,678	563,142	471,139
Transportation Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	1,356,959	1,471,982
Balance at end of the period	1,435,094	1,356,959	1,471,982
Computer Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	2,459,789	2,436,025
Balance at end of the period	2,656,206	2,459,789	2,436,025
Leasehold Improvements
Property, Plant and Equipment, Net
Balance at beginning of the period	1,004,140	1,146,628
Balance at end of the period	1,139,091	1,004,140	1,146,628
Construction in Progress
Property, Plant and Equipment, Net
Balance at beginning of the period	13,485,066	15,053,731
Balance at end of the period	11,683,180	13,485,066	15,053,731
Cost
Property, Plant and Equipment, Net
Balance at beginning of the period	170,050,929	158,590,577
Additions	18,708,491	16,759,566
Acquisition of Axtel	2,130,108
Retirements	(4,614,497)	(5,092,661)
Effect of translation	(129,949)	(206,553)
Balance at end of the period	186,145,082	170,050,929	158,590,577
Cost | Buildings and Land
Property, Plant and Equipment, Net
Balance at beginning of the period	14,433,129	14,113,401
Additions	42,118	18,845
Retirements	(5,239)	(185,685)
Transfers and reclassifications	171,395	503,454
Effect of translation	(5,799)	(16,886)
Balance at end of the period	14,635,604	14,433,129	14,113,401
Cost | Technical Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	117,466,054	105,720,368
Additions	12,171,500	8,854,150
Acquisition of Axtel	2,053,153
Retirements	(3,617,769)	(3,641,319)
Transfers and reclassifications	5,216,887	6,703,287
Effect of translation	(118,638)	(170,432)
Balance at end of the period	133,171,187	117,466,054	105,720,368
Cost | Satellite Transponders
Property, Plant and Equipment, Net
Balance at beginning of the period	10,301,713	10,301,713
Balance at end of the period	10,301,713	10,301,713	10,301,713
Cost | Furniture and Fixtures
Property, Plant and Equipment, Net
Balance at beginning of the period	1,121,639	995,247
Additions	50,689	11,477
Retirements	(22,594)	(55,690)
Transfers and reclassifications	55,111	178,858
Effect of translation	(903)	(8,253)
Balance at end of the period	1,203,942	1,121,639	995,247
Cost | Transportation Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	2,830,108	2,907,442
Additions	104,310	192,193
Acquisition of Axtel	76,955
Retirements	(89,465)	(339,594)
Transfers and reclassifications	164,128	71,188
Effect of translation	(274)	(1,121)
Balance at end of the period	3,085,762	2,830,108	2,907,442
Cost | Computer Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	7,665,913	6,955,847
Additions	506,628	177,150
Retirements	(120,959)	(339,090)
Transfers and reclassifications	799,126	878,888
Effect of translation	(2,253)	(6,882)
Balance at end of the period	8,848,455	7,665,913	6,955,847
Cost | Leasehold Improvements
Property, Plant and Equipment, Net
Balance at beginning of the period	2,747,307	2,542,828
Additions	33,034	26,269
Retirements	(103)	(5,751)
Transfers and reclassifications	436,674	183,257
Effect of translation	(1,673)	704
Balance at end of the period	3,215,239	2,747,307	2,542,828
Cost | Construction in Progress
Property, Plant and Equipment, Net
Balance at beginning of the period	13,485,066	15,053,731
Additions	5,800,212	7,479,482
Retirements	(758,368)	(525,532)
Transfers and reclassifications	(6,843,321)	(8,518,932)
Effect of translation	(409)	(3,683)
Balance at end of the period	11,683,180	13,485,066	15,053,731
Accumulated amortisation and impairment
Property, Plant and Equipment, Net
Balance at beginning of the period	(84,331,119)	(71,807,005)
Depreciation of the year	(17,234,543)	(15,872,034)
Retirements	2,677,478	3,182,461
Effect of translation	85,632	165,459
Balance at end of the period	(98,802,552)	(84,331,119)	(71,807,005)
Accumulated amortisation and impairment | Buildings and Land
Property, Plant and Equipment, Net
Balance at beginning of the period	(4,694,867)	(4,487,582)
Depreciation of the year	(272,593)	(256,412)
Retirements	27,005	42,398
Effect of translation	1,259	6,729
Balance at end of the period	(4,939,196)	(4,694,867)	(4,487,582)
Accumulated amortisation and impairment | Technical Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	(66,035,021)	(55,390,993)
Depreciation of the year	(14,593,244)	(13,271,239)
Retirements	2,440,505	2,480,771
Reclassifications	19
Effect of translation	79,463	146,440
Balance at end of the period	(78,108,278)	(66,035,021)	(55,390,993)
Accumulated amortisation and impairment | Satellite Transponders
Property, Plant and Equipment, Net
Balance at beginning of the period	(4,620,294)	(4,052,840)
Depreciation of the year	(567,455)	(567,454)
Balance at end of the period	(5,187,749)	(4,620,294)	(4,052,840)
Accumulated amortisation and impairment | Furniture and Fixtures
Property, Plant and Equipment, Net
Balance at beginning of the period	(558,497)	(524,108)
Depreciation of the year	(110,137)	(94,728)
Retirements	19,525	52,503
Reclassifications		137
Effect of translation	845	7,699
Balance at end of the period	(648,264)	(558,497)	(524,108)
Accumulated amortisation and impairment | Transportation Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	(1,473,149)	(1,435,460)
Depreciation of the year	(281,662)	(313,280)
Retirements	77,621	274,734
Reclassifications	26,270
Effect of translation	252	857
Balance at end of the period	(1,650,668)	(1,473,149)	(1,435,460)
Accumulated amortisation and impairment | Computer Equipment
Property, Plant and Equipment, Net
Balance at beginning of the period	(5,206,124)	(4,519,822)
Depreciation of the year	(1,074,707)	(1,017,204)
Retirements	112,719	326,857
Reclassifications	(26,289)	(137)
Effect of translation	2,152	4,182
Balance at end of the period	(6,192,249)	(5,206,124)	(4,519,822)
Accumulated amortisation and impairment | Leasehold Improvements
Property, Plant and Equipment, Net
Balance at beginning of the period	(1,743,167)	(1,396,200)
Depreciation of the year	(334,745)	(351,717)
Retirements	103	5,198
Effect of translation	1,661	(448)
Balance at end of the period	$ (2,076,148)	$ (1,743,167)	$ (1,396,200)